Financial risk management - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Instruments by category
Financial assets measured at fair value	¥ 18,943,827	¥ 16,951,174	¥ 12,167,864	¥ 17,041,629
Financial liabilities measured at fair value	11,425,333	14,052,642	7,588,985	12,316,166
Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities measured at fair value	10,961,493	13,846,145	7,588,985	12,316,166
Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	427,208	32,971
Measured at FVTPL | Other non-current financial liabilities
Instruments by category
Financial liabilities measured at fair value	36,632	173,526
Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	8,039,752	3,250,041	1,755,009	4,622
Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	2,096,140	1,318,573	853,934	845,822
Measured at FVTPL | Investments in limited partnerships
Instruments by category
Financial assets measured at fair value			1,300,119	1,227,333
Measured at FVTPL | Investment in equity investment funds
Instruments by category
Financial assets measured at fair value	1,147,455	1,225,642
Measured at FVTPL | Other investments
Instruments by category
Financial assets measured at fair value	358,464	342,504	685,707	1,532,803
Measured at FVTPL | Other non-current financial assets
Instruments by category
Financial assets measured at fair value	8,889
Measured at FVTPL | Derivative assets
Instruments by category
Financial assets measured at fair value	122,699
Measured at FVTPL | Short-term debt investments
Instruments by category
Financial assets measured at fair value		254,501
Measured at FVTPL | Contingent consideration assets
Instruments by category
Financial assets measured at fair value		250,368
Measured at FVTOCI | Treasury investments
Instruments by category
Financial assets measured at fair value	9,769	8,770
Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	5,624,762	8,608,691	6,811,492	13,431,049
Measured at FVTOCI | Debt investments
Instruments by category
Financial assets measured at fair value		1,015,875	197,804
Measured at FVTOCI | Short-term debt investments
Instruments by category
Financial assets measured at fair value		676,209	563,799
Measured at FVTOCI | Other receivables and other current assets
Instruments by category
Financial assets measured at fair value	1,535,897
Level 1
Instruments by category
Financial assets measured at fair value	5,771,186	8,573,606	6,725,766	13,342,945
Level 1 | Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	176,424	51,501
Level 1 | Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	5,594,762	8,522,105	6,725,766	13,342,945
Level 2
Instruments by category
Financial assets measured at fair value	4,840,085	4,950,895	2,516,612	4,622
Financial liabilities measured at fair value	93,174
Level 2 | Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	93,174
Level 2 | Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	3,171,720	3,250,041	1,755,009	4,622
Level 2 | Measured at FVTPL | Derivative assets
Instruments by category
Financial assets measured at fair value	122,699
Level 2 | Measured at FVTOCI | Treasury investments
Instruments by category
Financial assets measured at fair value	9,769	8,770
Level 2 | Measured at FVTOCI | Debt investments
Instruments by category
Financial assets measured at fair value		1,015,875	197,804
Level 2 | Measured at FVTOCI | Short-term debt investments
Instruments by category
Financial assets measured at fair value		676,209	563,799
Level 2 | Measured at FVTOCI | Other receivables and other current assets
Instruments by category
Financial assets measured at fair value	1,535,897
Level 3
Instruments by category
Financial assets measured at fair value	8,332,556	3,426,673	2,925,486	3,694,062
Financial liabilities measured at fair value	11,332,159	14,052,642	7,588,985	12,316,166
Level 3 | Preferred shares issued by subsidiaries
Instruments by category
Financial liabilities measured at fair value	10,961,493	13,846,145	7,588,985	12,316,166
Level 3 | Measured at FVTPL | Other current financial liabilities
Instruments by category
Financial liabilities measured at fair value	334,034	32,971
Level 3 | Measured at FVTPL | Other non-current financial liabilities
Instruments by category
Financial liabilities measured at fair value	36,632	173,526
Level 3 | Measured at FVTPL | Treasury investments
Instruments by category
Financial assets measured at fair value	4,868,032
Level 3 | Measured at FVTPL | Investments in ordinary and preferred shares
Instruments by category
Financial assets measured at fair value	1,919,716	1,267,072	853,934	845,822
Level 3 | Measured at FVTPL | Investments in limited partnerships
Instruments by category
Financial assets measured at fair value			1,300,119	1,227,333
Level 3 | Measured at FVTPL | Investment in equity investment funds
Instruments by category
Financial assets measured at fair value	1,147,455	1,225,642
Level 3 | Measured at FVTPL | Other investments
Instruments by category
Financial assets measured at fair value	358,464	342,504	685,707	1,532,803
Level 3 | Measured at FVTPL | Other non-current financial assets
Instruments by category
Financial assets measured at fair value	8,889
Level 3 | Measured at FVTPL | Short-term debt investments
Instruments by category
Financial assets measured at fair value		254,501
Level 3 | Measured at FVTPL | Contingent consideration assets
Instruments by category
Financial assets measured at fair value		250,368
Level 3 | Measured at FVTOCI | Investments in ordinary shares
Instruments by category
Financial assets measured at fair value	¥ 30,000	¥ 86,586	¥ 85,726	¥ 88,104